S000055414 [Member] Expense Example, No Redemption - S000055414 [Member]	Dec. 31, 2025 USD ($)
C000174387 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
C000206837 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	$ 883